INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s deferred tax assets are as follows:

	2014	2013
Deferred tax assets:
Start-up and acquisition costs	$400,000	$180,000
Net operating losses	640,000	256,000
	1,040,000	436,000

	2014	2013
Deferred tax liabilities:
Depreciation and amortization	—	(14,000)
Total	1,040,000	422,000
Valuation allowance	(1,040,000)	(422,000)
Net deferred tax assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Expected income tax (benefit) by applying the statutory income tax rate to net loss differs from the actual tax provision as follows:

	2014	2013
Tax computed at the federal statutory rate	$(450,000)	$(364,000)
State taxes	(80,000)	(62,000)
Permanent differences	—	225,000
Other	—	9,000
Valuation allowance	530,000	192,000
Total provision	$—	$—